RYDEX VARIABLE TRUST

                         INTERNATIONAL OPPORTUNITY FUND

                      Supplement dated June 2, 2010 to the
            Prospectus Dated May 1, 2010 and all supplements thereto


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION ABOUT THE INTERNATIONAL OPPORTUNITY FUND BEYOND THAT CONTAINED IN THE PROSPECTUS DATED MAY 1, 2010 (THE "PROSPECTUS") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.
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At its Meeting held on February 12, 2010, the Board of Trustees (the "Board") of
Rydex Variable Trust (the "Trust") approved a number of changes for the International Opportunity Fund (the "Fund"), a separate series of the Trust, including: (i) a new principal investment strategy for the Fund (the "New Principal Investment Strategy"); (ii) a name change for the Fund from the "International Opportunity Fund" to the "International Long Short Select Fund;" and (iii) a new sub-advisory agreement between Security Global Investors, LLC ("SGI" or the "Sub-Advisor") and PADCO Advisor II, Inc. (the "Advisor"), pursuant to which SGI would manage the Fund on a day-to-day basis (currently,
the  Fund  is   sub-advised   by   Valu-Trac   Investment   Management   Limited
("Valu-Trac")).

At a Special Meeting of Fund Shareholders (the "Special Meeting") held on May 21, 2010, Shareholders approved SGI as new sub-adviser to the Fund. Therefore, it is anticipated that the New Principal Investment Strategy, as described in detail below, will be implemented on or about June 7, 2010. To ensure an orderly transition from Valu-Trac to SGI, there may be a short period prior to the implementation of the New Principal Investment Strategy during which the Fund may not be invested in accordance with either the previous investment strategy or the New Principal Investment Strategy.

Therefore, prior to making a decision to invest in the Fund, you should review the following information describing (i) the New Principal Investment Strategy;
(ii) the additional principal risks associated with the New Principal Investment Strategy; (iii) SGI as the new sub-adviser to the Fund; and (iv) the fees and expenses of the Fund as managed in accordance with the New Principal Investment Strategy.

1.       THE NEW PRINCIPAL INVESTMENT STRATEGY OF THE FUND

The Fund will pursue an international long/short strategy by purchasing foreign common and preferred stocks or convertible stocks of companies SGI believes will outperform the market and by selling short those foreign common and preferred stocks believed to be overvalued or expected to underperform the market. SGI may also invest in emerging market countries and U.S. companies with significant overseas businesses. SGI uses both quantitative and qualitative techniques to identify long and short investment opportunities.

SGI's universe of securities begins with the largest publicly traded companies internationally. Through quantitative screening and fundamental analysis, SGI narrows the universe of securities to a list of long and short investment opportunities. SGI then builds a portfolio of securities designed to maximize the absolute returns of the portfolio from SGI's selection methodology while working to maintain prudent risk controls. SGI will consider buying a security that is not currently held in its portfolio when the security candidate has passed through the research process and SGI believes that there is a potential for upside price movement over the following year with a return to risk ratio that meets SGI's criteria. In the case of a security already held in its portfolio, SGI will consider adding to the position in the event the security has been unusually weak in the market based on SGI's analysis and SGI continues to believe that the one year price objective is valid. SGI will consider selling a security if SGI believes that the price objective is no longer valid. SGI also may reduce a position in its portfolio with respect to a security if the position approaches its price objective and the risk/return is deteriorating. SGI will make additions and reductions in the Fund's portfolio and will buy and sell securities frequently.

2.        ADDITIONAL   PRINCIPAL   RISKS   ASSOCIATED  WITH  THE  NEW  PRINCIPAL
          INVESTMENT STRATEGY

The New Principal Investment Strategy of the Fund may subject Shareholders to additional risks beyond those they would be subject to under the Fund's prior principal investment strategy, including: (i) "Active Trading Risk;" (ii) "Emerging Markets Risk;" (iii) "Growth Stocks Risk;" (iv) "Small-Capitalization Securities Risk;" and (v) "Value Stocks Risk." These risks are described in more detail below.

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

EMERGING MARKETS RISK - Certain of the Fund's investments may be in emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Sub-Advisor. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed countries or regions.

GROWTH STOCKS RISK - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

SMALL-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. In comparison to securities of companies with larger capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects.

VALUE STOCKS RISK - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

3.       SUB-ADVISORY ARRANGEMENT FOR THE FUND

Prior to the implementation of the New Principal Investment Strategy, the Advisor will enter into a sub-advisory agreement with SGI pursuant to which SGI will serve as sub-adviser for the Fund and manage the Fund's assets on a day-to-day basis subject to the Board's and the Advisor's oversight. The Advisor will monitor the performance, security holdings, and investment management strategies of SGI. The Advisor also will ensure compliance with the Fund's investment policies and guidelines. Under the terms of the sub-advisory agreement, the Advisor will pay SGI at an annual rate of 0.35% of the Fund's average daily net assets, which is the same rate currently paid to Valu-Trac.

SGI, a wholly-owned subsidiary of Security Benefit Corporation, is an SEC registered investment adviser located at 801 Montgomery Street, 2nd Floor, San Francisco, California 94133-5164. Security Benefit Corporation is a wholly-owned subsidiary of Security Benefit Mutual Holding Company (together, "Security Benefit"), located at One Security Benefit Place, Topeka, Kansas 66636-0001. Security Benefit is an affiliate of the Advisor. Rydex Investments, the Advisor's parent company, together with several other Rydex entities, are wholly-owned by Security Benefit and, therefore, SGI is an affiliate of the Advisor. Security Benefit is a financial services firm that provides a broad variety of retirement plan and other financial products to customers in the advisor, banking, education, government, institutional, and qualified plan markets.

PORTFOLIO MANAGERS. The Fund will be managed by a team of SGI investment professionals.

DAVID WHITTALL, Portfolio Manager, Global Equities - Mr. Whittall joined the Sub-Advisor's global equity team in 2004, bringing 20 years of professional international experience to SGI. Mr. Whittall started his investment career as an analyst in Hong Kong. He was an associate director and the head of China Equity Research at Baring Securities (HK) LTD. During this time, he was included in Institutional Investor's "All Asia Research Team." Mr. Whittall returned to the U.S. and launched his investment management career in 1994 as an analyst in international equities at Montgomery Asset Management in San Francisco. David holds a B.A. in Asian Studies (Mandarin Chinese and Economics) from the University of California at Berkeley. He was the recipient of the UC Regent's Scholarship for study abroad and attended Beijing University in the People's Republic of China from 1987 to 1988. Mr. Whittall speaks Mandarin Chinese and French. Mr. Whittall, along with Mr. Klimo, is jointly responsible for the daily stock picks of the Fund.

SCOTT KLIMO, CFA, Portfolio Manager, Global Equities - Mr. Klimo joined the Sub-Advisor's global equity team in 2001, bringing over 20 years of professional and international investment experience to SGI. Mr. Klimo started his investment career as an analyst in Hong Kong. He also worked in China, Thailand, Malaysia and Indonesia before returning to the U.S. and launching his investment management career in 1998 as an assistant portfolio manager, international equities with the State of Wisconsin Investment Board. Scott holds a B.A. in Asian Studies from Hamilton College in New York and has done post-graduate language study at the Chinese University of Hong Kong and the National Taiwan Normal University. In addition to speaking, reading and writing Mandarin Chinese, he also speaks Thai. Scott is a Chartered Financial Analyst. Mr. Klimo, along with Mr. Whittall, is jointly responsible for the daily stock picks of the Fund.

MARK KRESS, CFA, Portfolio Manager, Quantitative - Mr. Kress joined the Sub-Advisor's global equity team in 2001, bringing over 10 years of investment experience developing and maintaining systems specific to investment processes to SGI. Mark holds a B.S. degree in Managerial Economics from the University of California at Davis and an M.B.A. from the University of California at Berkeley Haas School of Business. He is a Chartered Financial Analyst. Mr. Kress, along with Mr. Perullo, is jointly responsible for risk management analysis and the implementation of quantitative research methods for the Fund.

YON PERULLO, CFA, Senior Quantitative Analyst, Global Equities - Mr. Perullo joined the Sub-Advisor in 2007, bringing over nine years of quantitative product development and investment experience to SGI. Prior to joining SGI, Mr. Perullo was Co-Founder and Portfolio Manager at Nascent Strategies, LLC from 2004 to 2007, a hedge fund that specialized in quantitative market neutral investing, where he was directly responsible for building the quantitative screening and risk management models employed by the fund. From 1998 to 2004, Mr. Perullo served as Vice President of Quantitative Analytics at FactSet Research Systems, where he directed the global sales and development of FactSet's suite of quantitative products, including alpha modeling, portfolio simulation and risk analysis. During his tenure at FactSet, Yon was extensively involved in aiding clients in strategy creation, portfolio analysis and execution, helping many clients to refine and improve their investment process. He earned his B.A. in Chemistry from the University of Rhode Island. Mr. Perullo, along with Mr. Kress, is jointly responsible for risk management analysis and the implementation of quantitative research methods for the Fund.

4.       FUND FEES AND EXPENSES

As discussed in Section 1 (above), in connection with the implementation of the New Principal Investment Strategy, the Fund will engage in certain investment techniques to a greater extent than it does currently. In particular, the Fund intends to engage in increased short sales and foreign investment activity. The increased use of these investment techniques will increase the Fund's short dividend and/or short interest and foreign custody expenses. As a result, the Fund's overall fees and expenses are expected to increase.

A revised fee table and Example, showing the Fund's fees and expenses after the implementation of the New Principal Investment Strategy, is below.

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This table  describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Owners of variable annuity and insurance contracts that invest in the Fund should refer to the variable insurance contract prospectus for a description of fees and expenses since the "fund fees and expenses" table and "example" information does not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. If this information were to reflect the deduction of insurance charges, fees and expenses would be higher.

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------  ----------------------------------------------------------
     Shareholder Fees (fees paid directly from your           New Principal Investment Strategy and Sub-Advisory
                       investment)                                              Agreement with SGI
---------------------------------------------------------- ----------------------------------------------------------
                                                                                      N/A
---------------------------------------------------------- ----------------------------------------------------------
                                          Annual Fund Operating Expenses
                 (expenses that you pay each year as a percentage of the value of your investment)
---------------------------------------------------------------------------------------------------------------------
                                                              New Principal Investment Strategy and Sub-Advisory
                                                                            Agreement with SGI(1)
--------------------------------------------------------- -----------------------------------------------------------
Management Fees                                                                     0.90%
--------------------------------------------------------- -----------------------------------------------------------
Distribution (12b-1) And Shareholder Service Fees                                    None
--------------------------------------------------------- -----------------------------------------------------------
Total Other Expenses                                                                3.17%
--------------------------------------------------------- -----------------------------------------------------------
    Short Dividend Expenses                                                         1.22%
--------------------------------------------------------- -----------------------------------------------------------
    Short Interest Expenses                                                         0.77%
--------------------------------------------------------- -----------------------------------------------------------
    Remaining Other Expenses                                                        1.18%
--------------------------------------------------------- -----------------------------------------------------------
Total Annual Fund Operating Expenses                                                4.07%
--------------------------------------------------------- -----------------------------------------------------------

1 The fees and expenses shown are based on the Fund's current fees and expenses, adjusted to reflect estimated short dividend expense, short interest expense and remaining other expenses, which are expected to increase with the implementation of the New Principal Investment Strategy.

EXAMPLE. The Example that follows is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


----------------------------- -------------------- --------------------- -------------------- ---------------------
                                    1 Year               3 Years               5 Years              10 Years
----------------------------- -------------------- --------------------- -------------------- ---------------------
----------------------------- -------------------- --------------------- -------------------- ---------------------
New Principal Investment              $409                $1,238                $2,083               $4,264
Strategy and Sub-Advisory
Agreement with SGI
----------------------------- -------------------- --------------------- -------------------- ---------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


VTRSA5-SUP-0510x0411